24. Derivative Financial Liabilities (Details - Fair value) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial liabilities [line items]
Derivative financial liabilities	$ 1,859,700	$ 794,235	$ 2,733,836
Conversion feature on promissory notes [Member]
Disclosure of financial liabilities [line items]
Derivative financial liabilities	1,859,700	794,235	2,568,188
Interest rate swaps [Member]
Disclosure of financial liabilities [line items]
Derivative financial liabilities	$ 0	$ 0	$ 165,648